Statements of Shareholders' Deficit - USD ($)	Total	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2012	$ (27,384,895)	$ 2,718	$ 16	$ 85,800,164	$ (113,187,793)
Beginning balance, shares at Dec. 31, 2012		27,175,213	160,393
Net loss	(1,925,974)
Ending balance at Mar. 31, 2013	(29,300,361)
Beginning balance at Dec. 31, 2012	(27,384,895)	$ 2,718	$ 16	85,800,164	(113,187,793)
Beginning balance, shares at Dec. 31, 2012		27,175,213	160,393
Stock-based compensation expense	$ 952,521			952,521
Stock issuance for RSU			$ 2	(2)
Stock issuance for RSU, shares	21,846		21,846
Exercise of stock options	$ 20,105		$ 1	20,104
Exercise of stock options, shares	4,021		4,021
Repurchase of common shares	$ (4,111)			(4,111)
Repurchase of common shares, shares			(710)
Shares issued for conversion of notes payable and accrued interest	22,812,404	$ 4,224		22,808,180
Shares issued for conversion of notes payable and accrued interest, shares		42,245,834
Reclassification of warrant liability derivative due to triggering event	381,145			381,145
Net loss	(9,233,183)				(9,233,183)
Ending balance at Dec. 31, 2013	(12,456,014)	$ 6,942	$ 19	109,958,001	(122,420,976)
Ending balance, shares at Dec. 31, 2013		69,421,047	185,550
Beginning balance at Mar. 31, 2013	(29,300,361)
Net loss	(1,975,009)
Ending balance at Jun. 30, 2013	(8,215,261)
Net loss	(2,860,191)
Ending balance at Sep. 30, 2013	(10,272,840)
Net loss	(2,472,009)
Ending balance at Dec. 31, 2013	(12,456,014)	$ 6,942	$ 19	109,958,001	(122,420,976)
Ending balance, shares at Dec. 31, 2013		69,421,047	185,550
Net loss	(5,127,871)
Ending balance at Mar. 31, 2014	9,356,778
Beginning balance at Dec. 31, 2013	(12,456,014)	$ 6,942	$ 19	109,958,001	(122,420,976)
Beginning balance, shares at Dec. 31, 2013		69,421,047	185,550
Net loss	(11,984,505)
Ending balance at Sep. 30, 2014	3,344,897
Beginning balance at Dec. 31, 2013	(12,456,014)	$ 6,942	$ 19	109,958,001	(122,420,976)
Beginning balance, shares at Dec. 31, 2013		69,421,047	185,550
Stock-based compensation expense	1,822,661			1,822,661
Shares issued for conversion of Series A Preferred Stock		$ (6,942)	$ 165	6,777
Shares issued for conversion of Series A Preferred Stock, shares		(69,421,047)	1,652,851
Shares issued for conversion of notes payable and accrued interest	7,111,999		$ 71	7,111,928
Shares issued for conversion of notes payable and accrued interest, shares			711,202
Reclassification of warrant liability derivative due to triggering event	2,475,620			2,475,620
Shares issued for initial public offering	16,458,104		$ 190	16,457,914
Shares issued for initial public offering, shares			1,900,000
Warrants issued in connection with credit facility	233,107			233,107
Net loss	(15,866,046)				(15,866,046)
Ending balance at Dec. 31, 2014	(220,569)		$ 445	138,066,008	(138,287,022)
Ending balance, shares at Dec. 31, 2014			4,449,603
Beginning balance at Mar. 31, 2014	9,356,778
Net loss	(2,996,840)
Ending balance at Jun. 30, 2014	6,883,269
Net loss	(3,859,794)
Ending balance at Sep. 30, 2014	3,344,897
Net loss	(3,881,541)
Ending balance at Dec. 31, 2014	(220,569)		$ 445	$ 138,066,008	$ (138,287,022)
Ending balance, shares at Dec. 31, 2014			4,449,603
Net loss	(12,332,026)
Ending balance at Sep. 30, 2015	$ 6,928,277